UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	January 31, 2017 (Unaudited)

Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 128.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 125.8% (97.9% of Total Investments)

	Alabama – 0.7% (0.5% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 799,880
	Mountain Management LLC Project,Series 2010, 8.750%, 8/01/30 (4)
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	7/17 at 100.00	B3	960,210
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	1,986,360
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%,	10/23 at 105.00	BB+	788,080
	10/01/38 – AGM Insured
950	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha	No Opt. Call	N/R	666,454
	Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)
5,950	Total Alabama			5,200,984
	Arizona – 4.1% (3.2% of Total Investments)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA– (6)	2,045,648
	Option Bond Trust 2016-XF0393, 17.532%, 1/01/32 (Pre-refunded 1/01/18) (IF) (5)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA– (6)	1,631,523
	Option Bond Trust 2015-XF2046, 16.322%, 1/01/35 (Pre-refunded 1/01/18) (IF) (5)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,009,760
	Bonds, Series 2007, 6.200%, 7/15/32
213	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/17 at 100.00	N/R	213,635
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	3,898,440
	Project, Tender Option Bond Trust 2016-XF2337, 15.329%, 6/01/42 (IF) (5)
440	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer	7/24 at 101.00	N/R	395,195
	Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	1,080,920
	Heights Charter School, Series 2014, 7.250%, 5/01/44
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	No Opt. Call	BB	105,010
	Charter Schools Project, Series 2014A, 6.875%, 7/01/34
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey
	Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB	225,395
400	5.375%, 7/01/46	7/26 at 100.00	BB	359,388
475	5.500%, 7/01/51	7/26 at 100.00	BB	426,978
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	2,231,160
	Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44
475	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R (6)	546,882
	Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)
2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American	7/17 at 100.00	N/R	2,133,339
	Charter School Foundation, Series 2007A, 5.625%, 7/01/38
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,254,400
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,315	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	1,455,758
500	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	554,665
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	4/17 at 100.00	BBB–	1,151,219
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,302,835
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds,	5/22 at 100.00	B+	2,159,600
	Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	Ba1	2,720,725
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	926,940
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
29,318	Total Arizona			30,829,415
	California – 16.3% (12.7% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	Aa3 (6)	1,750,285
	Option Bond Trust 2015-XF2179, 16.056%, 4/01/34 (Pre-refunded 4/01/18) (IF) (5)
1,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,096,960
	Cporporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/17 at 100.00	B–	2,141,893
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/26 at 100.00	AA–	11,129,500
	Series 2016B, 5.000%, 11/15/46 (UB) (5)
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 2016-XF2353:
1,875	18.468%, 11/15/40 (IF) (5)	11/21 at 100.00	Aa3	2,997,525
1,250	17.462%, 11/15/40 (IF) (5)	11/21 at 100.00	Aa3	1,893,250
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
250	15.731%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	343,340
1,000	15.727%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	1,373,250
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable	8/24 at 100.00	N/R	1,108,240
	Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
990	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,085,921
	Series 2010B, 7.250%, 8/15/45
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series	11/26 at 100.00	N/R	500,345
	2016A, 5.000%, 11/01/36
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (6)	1,195,160
	2009, 8.500%, 11/01/39 (Pre-refunded 11/01/19)
1,950	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	975,078
	Corporation, Series 2012A, 7.000%, 6/01/47 (4)
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 18.180%,	3/20 at 100.00	Aa3	1,879,748
	3/01/40 – AGM Insured (IF) (5)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB	833,240
1,000	5.500%, 12/01/54	12/24 at 100.00	BB	1,048,510
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	7,167,007
	University Medical Center, Series 2016A, 5.250%, 12/01/56
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	567,304
	of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	40
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational	6/26 at 100.00	N/R	482,965
	Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community	9/23 at 100.00	N/R	1,074,440
	Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43
1,630	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,717,531
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	574,855
	University, Series 2011A, 7.500%, 11/01/41
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/17 at 100.00	CCC	1,330,605
	Health System, Series 2005A, 5.500%, 7/01/39 (7)
1,250	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	A1 (6)	1,334,588
	Series 2007C, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	590,638
	Option Bond Trust 2015-XF2186, 15.988%, 11/15/38 (IF) (5)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 2016-XF2351:
745	16.378%, 11/15/38 (IF) (5)	5/18 at 100.00	AA–	855,208
1,000	17.462%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	1,166,560
1,865	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	N/R	1,888,518
	Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	A+	2,031,340
	Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	4/17 at 100.00	A2	531,320
	Redevelopment Project, Tender Option Bonds Trust 2016-XG0095, 16.595%, 9/01/32 –
	AMBAC Insured (IF) (5)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	3/17 at 100.00	N/R	1,001,240
	Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,765	5.000%, 6/01/33	6/17 at 100.00	B–	6,589,989
10,035	5.750%, 6/01/47	6/17 at 100.00	B–	9,928,930
3,690	5.125%, 6/01/47	6/17 at 100.00	B–	3,457,235
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	3,446,660
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2015A:
2,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	2,213,600
2,000	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	A+	2,198,440
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/25 at 100.00	A+	1,201,291
	Bonds, Tender Option Bond Trust 2015-XF1038, 15.208%, 6/01/45 (IF) (5)
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	7/21 at 100.00	Aaa	2,701,380
	3253, 21.031%, 7/15/40 (Pre-refunded 7/15/21) (IF) (5)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	2/17 at 100.00	N/R	1,002,540
1,000	5.000%, 8/01/35 – AMBAC Insured	2/17 at 100.00	N/R	1,001,870
145	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	161,121
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
190	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (6)	216,520
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
550	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/17 at 100.00	N/R	551,612
	6.000%, 6/01/35
450	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	484,416
	5.250%, 9/01/32
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,261,230
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc.,
	Tender Option Bond Trust 2016-XL0022, 16.489%, 9/01/42 (IF) (5)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	Aa3	2,579,674
	Airport, Tender Option Bond Trust 2016-XL0005, 16.361%, 5/15/40 (IF) (5)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,191,790
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air
	Force Base Redevelopment Project, Series 2011A:
1,000	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	A– (6)	1,237,800
1,500	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A– (6)	1,889,205
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	3/17 at 100.00	N/R	472,388
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	597,735
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	386,156
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
470	5.250%, 11/01/21	11/20 at 100.00	Ba1	495,568
1,000	6.000%, 11/01/41	11/20 at 100.00	Ba1	1,088,660
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust	8/17 at 100.00	A (6)	272,000
	2016-XG0017, 15.982%, 8/01/37 – NPFG Insured (Pre-refunded 8/01/17) (IF) (5)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (6)	1,086,500
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
733	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	5/17 at 100.00	N/R	142,935
	8.000%, 11/01/18 (4)
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	1,428,660
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust XG0100:
750	16.404%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A+	1,366,260
2,015	16.404%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A+	3,716,869
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	Ba2	1,189,373
1,000	8.000%, 12/01/31	12/21 at 100.00	Ba2	1,203,860
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax	8/21 at 61.78	N/R	1,735,871
	Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D,
	0.000%, 8/01/31
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF0122, 15.477%,	4/17 at 100.00	A–	1,012,160
	3/01/37 – AMBAC Insured (IF) (5)
1,000	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,090,990
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A (6)	1,213,760
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	3/17 at 100.00	N/R	951,850
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	2/17 at 100.00	A3	1,014,540
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,802,852
	Bonds, Series 2005A-1, 5.500%, 6/01/45
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	785,629
	Area, Series 2011A, 7.650%, 9/01/42
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001,	5/23 at 100.00	AA	1,895,450
	16.260%, 5/15/39 (IF) (5)
116,498	Total California			121,931,773
	Colorado – 9.7% (7.5% of Total Investments)
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	2,005,120
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds,	12/25 at 100.00	N/R	463,270
	Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37
1,953	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,908,999
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	767,265
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/18 at 100.00	N/R	1,002,420
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
2,290	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	2,461,979
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview	7/24 at 100.00	BB+	204,654
	Academy Project, Series 2014, 5.375%, 7/01/44
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB (6)	1,821,816
	Academy, Series 2007A, 5.700%, 5/01/37 (Pre-refunded 5/01/17)
1,790	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R (6)	1,942,025
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt	5/26 at 100.00	AA	5,585,950
	Obligated Group, Series 2016A, 5.000%, 11/15/41 (UB)
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the	2/24 at 100.00	N/R	2,832,875
	Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	2/26 at 100.00	N/R	995,970
	Series 2016, 6.125%, 2/01/46
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,082,700
	Project, Series 2012, 6.750%, 6/01/32 (4)
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,014,180
	Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054,
	17.142%, 1/01/30 (IF)
1,285	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	12/22 at 100.00	A	1,402,847
	5.000%, 12/01/32 (UB) (5)
290	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/17 at 100.00	Baa2	290,493
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
518	5.000%, 6/01/17 (Alternative Minimum Tax) (4), (8)	No Opt. Call	N/R	519,283
5,045	6.750%, 4/01/27 (Alternative Minimum Tax) (4)	4/17 at 100.00	N/R	4,382,692
2,224	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	1,924,800
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (4)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	2,104,740
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	931,050
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,353,435
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	BB–	1,015,090
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	1,354,700
	NPFG Insured
708	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	682,066
	General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45
961	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,018,276
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,000	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	985,200
	Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,035,610
1,080	6.000%, 12/01/38	12/24 at 100.00	N/R	1,107,680
1,989	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	2,028,144
	Series 2009A-1, 9.000%, 8/01/39 (9)
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/24 at 100.00	N/R	2,007,000
	Refunding & Improvement Series 2015, 6.125%, 12/01/44
952	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/17 at 100.00	N/R	879,048
	Series 2007A, 5.500%, 12/01/37
1,000	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation	12/20 at 100.00	N/R	968,040
	Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44
305	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation	12/21 at 103.00	N/R	305,418
	Bonds, Subordinated Limited Tax Convertible to Unlimited Tax Series 2016B, 8.000%, 12/15/46
2,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	1,910,080
	Refunding Series 2015, 5.500%, 12/01/45
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36	12/21 at 103.00	N/R	597,409
1,265	5.375%, 12/01/46	12/21 at 103.00	N/R	1,105,294
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,195,949
	Series 2007, 6.750%, 1/01/34
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited	12/20 at 100.00	N/R	1,214,988
	Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44
500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General	12/21 at 103.00	N/R	464,085
	Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45
500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General	12/21 at 103.00	N/R	449,775
	Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	A3 (6)	5,179
	2007, 5.250%, 12/01/36 (Pre-refunded 12/01/17) – RAAI Insured
500	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate	12/21 at 103.00	N/R	455,790
	Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding &	6/17 at 100.00	N/R	1,344,040
	Improvement Series 2006, 6.125%, 12/01/35 (10)
1,000	Pinon Pines Metropolitan District No. 1, El Paso County, Colorado, General Obligation Limited	12/21 at 103.00	N/R	890,720
	Tax Bonds, Series 2016, 5.375%, 12/01/46
1,080	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited	12/20 at 103.00	N/R	1,083,985
	Tax Series 2015A, 5.750%, 12/01/39
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	1,127,900
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,107,640
1,440	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R (6)	1,494,115
	Refunding Series 2007, 5.375%, 12/01/21 (Pre-refunded 12/01/17)
1,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	965,490
	Obligation Bonds, Series 2015A, 6.000%, 12/01/38
875	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	850,964
	Obligation Bonds, Series 2015B, 7.750%, 12/15/38
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	658,800
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (11)
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,890,849
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding	No Opt. Call	A2	909,455
	Limited Tax Series 2016B, 7.250%, 12/15/45
75,755	Total Colorado			72,107,342
	Connecticut – 1.3% (1.0% of Total Investments)
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit	6/26 at 100.00	AA–	4,383,880
	Group, Series 2016CT, 5.000%, 12/01/45 (UB)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,803,600
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
5,367	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	211,738
	2013A, 6.050%, 7/01/31, PIK, (4)
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	7/17 at 100.00	B	900,020
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (6)	1,211,850
	2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
13,867	Total Connecticut			9,511,088
	Delaware – 0.3% (0.3% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project,	3/25 at 100.00	N/R	2,505,250
	Series 2015A, 7.000%, 9/01/45
	District of Columbia – 0.6% (0.5% of Total Investments)
220	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	250,567
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BB	1,101,150
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094,	4/21 at 100.00	Ba2	2,845,700
	20.953%, 10/01/37 (IF) (5)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BBB+	290,005
3,970	Total District of Columbia			4,487,422
	Florida – 16.2% (12.6% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces	No Opt. Call	N/R	1,731,405
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
865	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/17 at 100.00	N/R	795,904
	2006A, 5.125%, 5/01/38
1,900	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,960,135
	2012, 6.700%, 5/01/42
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	1,615,268
	2015, 5.375%, 5/01/45
1,000	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds,	11/25 at 100.00	N/R	960,820
	Series 2015, 5.250%, 11/01/46
1,015	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,033,899
	Series 2008A, 7.000%, 5/01/37
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	1,008,668
	Project, Series 2013A, 6.125%, 11/01/33
1,940	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,919,126
	Refunding Series 2013, 5.125%, 5/01/43
2,700	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project,	11/19 at 100.00	BB+	2,882,709
	Series 2009, 6.500%, 11/01/29
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	5/17 at 100.00	B3	701,078
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	2/17 at 100.00	A3	1,434,928
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
1,000	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/24 at 100.00	N/R	967,320
	Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/24 at 100.00	N/R	2,246,700
	Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35
1,000	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	950,930
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
995	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/17 at 100.00	N/R	920,445
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
800	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment	5/23 at 100.00	N/R	841,864
	Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral	7/24 at 100.00	N/R	1,890,182
	Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter	7/26 at 100.00	N/R	495,245
	Foundation Inc. Projects, Series 2016A, 5.000%, 7/15/46
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	9/20 at 100.00	BB+	1,023,390
	Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/40
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	2,243,220
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/23 at 100.00	N/R	4,586,640
	Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,556,175
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/24 at 100.00	N/R	991,740
	Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2,
	6.500%, 5/01/39
1,950	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special	5/24 at 100.00	N/R	1,929,876
	Assessment, Refunding Series 2014, 5.250%, 5/01/32
2,645	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,646,084
	2007A, 5.300%, 5/01/39
3,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,027,420
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue	5/17 at 100.00	Ba3	909,760
	Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative
	Minimum Tax)
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds,	11/22 at 100.00	N/R	1,017,790
	Series 2012, 5.750%, 11/01/42
665	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood	No Opt. Call	N/R	644,232
	Centre North Project, Series 2015, 4.875%, 5/01/45
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	1,936,140
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB	1,007,900
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	13,631,102
750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op	9/25 at 100.00	N/R	749,940
	Charter Schools Project, Series 2015A, 6.000%, 9/15/45
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust	10/18 at 100.00	A	1,235,250
	2016-XG0010, 15.815%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (5)
12,430	Miami-Dade County, Florida, General Obligation Bonds, Tender Option Bond Trust 2016-XF0501,	7/26 at 100.00	AA	14,063,551
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015D, 5.000%, 7/01/45 (UB)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	A+	1,743,650
	2016-XG0030, 16.075%, 10/01/39 – AGM Insured (IF)
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	916,785
	Development Unit 53, Series 2015, 5.500%, 8/01/46
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of
	Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	710,173
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,636,461
4,220	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/17 at 100.00	N/R	4,000,518
	Series 2004, 5.750%, 5/01/35
985	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R (6)	997,746
	6.000%, 5/01/37 (Pre-refunded 5/01/17)
450	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1,	7/17 at 100.00	A3 (6)	457,902
	Series 2007B, 5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured
1,810	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,852,227
	2004A-1, 6.250%, 5/01/36
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016,	11/27 at 100.00	N/R	2,525,375
	6.000%, 11/01/47
990	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds,	11/25 at 100.00	N/R	997,029
	Series 2015, 5.400%, 11/01/45
950	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/17 at 100.00	N/R	919,971
	2005, 5.350%, 5/01/36
1,140	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,149,599
	Series 2007, 6.750%, 5/01/38
1,045	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital	5/17 at 100.00	N/R	1,039,723
	Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	993,938
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (12)
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,494,086
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (12)
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	676,353
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (12)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	120,583
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40
630	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	608,322
	ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
45	6.375%, 5/01/17	No Opt. Call	N/R	44,871
525	5.250%, 5/01/39	5/17 at 100.00	N/R	484,743
2,260	6.650%, 5/01/40	5/17 at 100.00	N/R	2,260,249
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2,285,514
	2015-1, 0.000%, 5/01/40
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	1,184,109
	2015-2, 0.000%, 5/01/40 (4)
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	25
	2015-3, 6.610%, 5/01/40 (4)
4,135	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/17 at 100.00	N/R	4,040,102
	5.400%, 5/01/37
3,500	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master	11/31 at 100.00	N/R	3,382,155
	Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment	11/28 at 100.00	N/R	1,263,580
	Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
1,000	Waterset North Community Development District, Hillsborough County, Florida, Special	11/24 at 100.00	N/R	980,100
	Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45
950	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006,	5/17 at 100.00	N/R	949,934
	5.500%, 5/01/37
1,000	Windsor at Westside Community Development District, Osceola County, Florida, Special	11/25 at 100.00	N/R	958,030
	Assessment Bonds, Area 1 Project, Series 2015, 5.125%, 11/01/45
127,375	Total Florida			121,230,732
	Georgia – 1.3% (1.0% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,001,060
	Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48
830	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%,	1/19 at 100.00	A2 (6)	921,325
	1/01/31 (Pre-refunded 1/01/19)
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB+	1,484,038
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy	10/23 at 100.00	N/R	2,007,878
	Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	1,004,990
	2013A, 6.500%, 4/01/43
1,140	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 101.00	N/R (6)	1,181,918
	Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Pre-refunded 7/01/17)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
392	5.500%, 7/15/23	7/21 at 100.00	N/R	390,449
767	5.500%, 7/15/30	7/21 at 100.00	N/R	761,753
842	5.500%, 1/15/36	7/21 at 100.00	N/R	834,992
9,101	Total Georgia			9,588,403
	Guam – 0.4% (0.3% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	N/R (6)	2,820,161
	(Pre-refunded 11/15/19)
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	378,144
	(Alternative Minimum Tax)
2,775	Total Guam			3,198,305
	Hawaii – 0.4% (0.3% of Total Investments)
831	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	833,568
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	BBB–	1,800,326
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,486	Total Hawaii			2,633,894
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A–	621,320
	Option Bond Trust 2016-XG0066, 14.776%, 3/01/47 (IF) (5)
	Illinois – 14.1% (11.0% of Total Investments)
825	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	7/17 at 100.00	N/R	802,139
10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	10,014,100
	Revenues, Series 2017, 6.000%, 4/01/46 (UB) (5)
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding	No Opt. Call	B3	795,380
	Series 2010F, 5.000%, 12/01/31
14,885	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B	14,191,480
	2016A, 7.000%, 12/01/44
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	1,829,183
	2016B, 6.500%, 12/01/46
3,000	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series	12/24 at 100.00	AAA	3,321,000
	2015A, 5.000%, 12/01/44 (UB)
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%,	12/21 at 100.00	A1	8,006,400
	12/01/40 (UB) (5)
1,676	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,594,714
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,603	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/17 at 100.00	N/R	1,841,339
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	875,295
4,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	4,412,760
	(WI/DD, Settling 2/01/17)
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	Ba1	971,680
	5.500%, 1/01/37
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB–	121,059
1,500	Chicago, Illinois, General Obligation Bonds, Varibale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,444,815
4,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	CCC	4,087,040
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,813,041
	8.250%, 7/01/41
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%, 11/01/46	11/26 at 100.00	N/R	4,669,450
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	6/17 at 100.00	BBB	3,370,809
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	CCC	1,021,760
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%,	1/18 at 100.00	Baa2 (6)	1,145,881
	1/01/37 (Pre-refunded 1/01/18)
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,059,000
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,000,820
	5.750%, 5/15/38
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A (6)	2,882,100
	4702, 18.094%, 11/15/37 (Pre-refunded 11/15/17) (IF) (5)
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	28,955
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (6)	3,339,198
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (6)	1,810,781
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	2,276,900
3,850	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	4,397,624
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond
	Trust 2015-XF0121:
250	19.527%, 8/15/41 – AGM Insured (IF) (5)	8/21 at 100.00	A2	389,610
1,685	19.513%, 8/15/41 – AGM Insured (IF) (5)	8/21 at 100.00	A2	2,625,264
695	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	696,786
	University Center Project, Series 2006B, 5.000%, 5/01/30
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/17 at 100.00	Caa2	5,416,916
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB	199,992
5,820	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Series 2016C, 4.000%, 6/15/32 (UB) (5)	6/26 at 100.00	AA+	5,989,595
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	7/17 at 100.00	N/R	484,962
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (13)
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	7/17 at 100.00	N/R	1,609,740
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured (4)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25 (14)	7/17 at 100.00	D	83,328
1,175	5.250%, 1/01/36 (14)	7/17 at 100.00	D	343,547
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	14
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	910,584
	2010, 6.000%, 6/01/28
955	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B,	12/23 at 100.00	N/R	983,889
	7.000%, 12/01/33
1,000	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	1,272,740
	Inc., Series 2013, 7.125%, 11/01/43
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	765,735
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/19 at 100.00	N/R	536,588
	Revenue Bonds, Series 2007, 6.000%, 1/01/26 (15)
108,180	Total Illinois			105,433,993
	Indiana – 2.5% (2.0% of Total Investments)
5,050	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/17 at 100.00	N/R	5,081,058
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	1,823,800
	Bond Trust 2016-XL0019, 16.895%, 4/01/30 – AMBAC Insured (IF) (5)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A3	1,770,900
	Guaranteed, Tender Option Bond Trust 2015-XF0115, 15.895%, 10/15/20 (IF) (5)
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School	12/25 at 100.00	BB–	1,005,900
	Project, Series 2015A, 7.250%, 12/01/45
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	1,029,860
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	1,802,940
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	8/20 at 100.00	Baa2	532,665
	Services, Series 2010, 5.500%, 8/15/45
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender
	Option Bond Trust 2015-XF0106:
1,290	15.947%, 12/01/37 (IF) (5)	12/20 at 100.00	AA–	1,800,221
1,250	16.947%, 12/01/38 (IF) (5)	12/19 at 100.00	AA–	1,670,800
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,141,590
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
995	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/18 at 100.00	N/R	1,000,950
	Apartments, Series 2005A, 7.500%, 7/01/35
250	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007, 5.700%,	9/17 at 100.00	N/R (6)	257,018
	9/01/37 (Pre-refunded 9/01/17)
16,585	Total Indiana			18,917,702
	Iowa – 0.9% (0.7% of Total Investments)
1,020	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	Ba2	987,187
	Series 2012, 4.750%, 8/01/42
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	B–	2,002,700
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,000	5.375%, 6/01/38	6/17 at 100.00	B2	961,880
2,900	5.625%, 6/01/46	6/17 at 100.00	B2	2,847,046
6,920	Total Iowa			6,798,813
	Kansas – 0.8% (0.6% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	9/25 at 100.00	A+	5,808,073
	Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (5)
	Kentucky – 0.2% (0.2% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa3	545,920
	Medical Health System, Series 2010A, 6.000%, 6/01/30
1,000	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments	5/25 at 100.00	N/R	981,170
	Project, Series 2015, 5.625%, 5/01/45
1,500	Total Kentucky			1,527,090
	Louisiana – 3.4% (2.7% of Total Investments)
2,350	Ascension Parish Industrial Development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,505,782
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	Baa3	8,766,985
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
7,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,496,030
1,115	6.000%, 12/15/37 (4)	6/17 at 100.00	N/R	611,444
100	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	54,839
	Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	Baa3	575,850
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
750	18.832%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	1,093,590
750	18.821%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	1,093,373
1,000	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	1,072,520
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,935	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,126,043
	Project, Series 2011A, 7.750%, 12/15/31
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	2,342,902
	Foundation Project, Series 2013A, 8.125%, 12/15/33
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana	No Opt. Call	N/R	801,240
	Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)
28,110	Total Louisiana			25,540,598
	Maine – 0.4% (0.3% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/17 at 100.00	Baa2	3,158,502
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.1% (0.8% of Total Investments)
1,210	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	3/17 at 100.00	BB	1,212,602
	9/01/39 – SYNCORA GTY Insured
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals	9/20 at 100.00	B+	2,970,060
	Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	6/17 at 100.00	N/R	2,386,200
	Center, Series 2006A, 5.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	6/17 at 100.00	N/R	1,491,375
	Center, Series 2006B, 5.250%, 12/01/31 (4)
10,710	Total Maryland			8,060,237
	Massachusetts – 1.2% (1.0% of Total Investments)
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/17 at 100.00	N/R	481,742
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%,	4/25 at 100.00	AA+	3,131,235
	4/01/33 (UB)
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%,	3/24 at 100.00	AA+	5,586,400
	3/01/46 (UB) (5)
8,465	Total Massachusetts			9,199,377
	Michigan – 1.6% (1.3% of Total Investments)
770	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/17 at 100.00	B–	745,645
	5.500%, 5/01/21
10	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/17 at 100.00	N/R	9,566
	5.500%, 5/01/21 – ACA Insured
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	4/17 at 100.00	N/R	87,810
116	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured	4/17 at 100.00	N/R	116,581
960	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	B	793,104
	Academy Project, Series 2011, 8.125%, 4/01/41
1,250	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	B–	1,056,788
	Academy Project, Series 2011, 8.000%, 7/15/41
1,670	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,684,880
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	5/17 at 100.00	BBB	1,001,330
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	5/17 at 100.00	BBB–	1,004,220
	Public School Academy, Series 2007, 5.000%, 9/01/36
880	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	880,889
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
940	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	940,395
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
775	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton	No Opt. Call	N/R	781,564
	Renewables, LLC, Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative
	Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,111,730
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	5/17 at 100.00	BB	500,350
1,200	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/46 (UB) (5)	4/26 at 100.00	AAA	1,368,336
12,159	Total Michigan			12,083,188
	Minnesota – 0.8% (0.6% of Total Investments)
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	652,890
	Project, Series 2015A, 5.500%, 7/01/35
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project,	7/25 at 100.00	CCC+	879,510
	Series 2015A, 6.000%, 7/01/45
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing	7/26 at 100.00	N/R	432,093
	Arts Project, Series 2016A, 5.000%, 7/01/47
2,000	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease	7/26 at 100.00	N/R	1,725,420
	Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	Ba3	2,439,270
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
7,170	Total Minnesota			6,129,183
	Mississippi – 0.2% (0.2% of Total Investments)
689	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	683,073
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,066,240
	Project, Series 2008A, 6.500%, 9/01/32
1,689	Total Mississippi			1,749,313
	Missouri – 1.3% (1.0% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,077,970
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin	4/23 at 100.00	N/R	2,066,180
	Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	4/26 at 100.00	N/R	572,870
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty	6/25 at 100.00	N/R	1,948,920
	Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/18 at 100.00	N/R	1,071,158
	2007A, 5.350%, 6/15/32
900	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	914,193
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,453	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/17 at 100.00	N/R	1,374,131
	Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	6/17 at 100.00	N/R	674,106
	Projects, Series 2007A, 6.000%, 3/27/26
9,840	Total Missouri			9,699,528
	Nevada – 0.7% (0.5% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/18 at 100.00	Aa1 (6)	2,932,700
	Tender Option Bond Trust 2016-XG0031, 16.205%, 6/01/33 (Pre-refunded 6/01/18) (IF)
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
555	6.500%, 6/15/20	6/18 at 100.00	B1	572,211
1,500	6.750%, 6/15/28	6/18 at 100.00	B1	1,545,345
4,555	Total Nevada			5,050,256
	New Jersey – 4.1% (3.2% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	BB–	2,215,206
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	1,175,332
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,081,420
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (6)	686,028
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,352,516
	University Hospital, Series 2007, 5.750%, 7/01/37
730	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/26 at 100.00	BBB–	765,164
	Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/41
685	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	Baa3 (6)	713,517
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB– (6)	2,155,320
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)
600	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	A2	624,438
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	BBB+	14,977,200
	0.000%, 12/15/36 – AMBAC Insured (UB) (5)
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	900,030
	Series 2007-1A, 5.000%, 6/01/41
54,995	Total New Jersey			30,646,171
	New Mexico – 0.8% (0.6% of Total Investments)
380	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation	3/17 at 46.51	N/R	53,139
	Taxable Series 2015D, 0.000%, 9/01/32 (4)
65	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	62,601
	2015A, 5.900%, 9/01/32
310	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	271,647
	2015B, 5.900%, 9/01/32
435	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	360,036
	2015C, 5.900%, 9/01/32
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue	10/23 at 100.00	N/R	1,258,775
	Bonds, Series 2013, 7.250%, 10/01/43
445	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue	10/17 at 100.00	N/R (6)	463,129
	Bonds, Series 2007, 7.000%, 10/01/37 (Pre-refunded 10/01/17)
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,001,902
	Project, Series 2010A, 5.875%, 7/01/30
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds,	No Opt. Call	N/R	1,056,281
	Series 2014, 6.750%, 10/01/33
1,575	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	1,610,107
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40
6,405	Total New Mexico			6,137,617
	New York – 10.7% (8.3% of Total Investments)
1,130	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/27 at 100.00	BBB–	1,227,350
	Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	AA+ (6)	1,146,790
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)
2,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc.,	9/25 at 100.00	N/R	2,145,280
	Series 2015, 5.500%, 9/01/45
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems,
	Inc. Project, Series 2016B:
5,000	4.000%, 7/01/41 (UB) (5)	7/26 at 100.00	A–	4,938,400
5,000	5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A–	5,409,350
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1,	11/26 at 100.00	A	11,006,000
	5.000%, 11/15/56 (UB)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (4)	10/17 at 100.00	N/R	483,045
5,000	5.875%, 10/01/46 (4)	10/17 at 102.00	N/R	1,610,150
650	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/17 at 100.50	N/R	631,222
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
17,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series	1/26 at 100.00	AA	19,154,580
	2016S-1, 5.000%, 7/15/43 (UB)
7,075	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/38 (UB)	8/26 at 100.00	AA	8,104,908
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority	12/21 at 100.00	AA–	692,340
	Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062, 15.930%, 12/15/41 (IF) (5)
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,044,840
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,468,238
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,090,740
	Center Project, Class 3 Series 2014, 7.250%, 11/15/44
1,375	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America	1/20 at 100.00	BBB–	1,500,400
	Tower at One Bryant Park Project, Second Priority Refunding Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
625	16.685%, 1/15/44 (IF) (5)	1/20 at 100.00	AA	822,825
250	16.685%, 1/15/44 (IF) (5)	1/20 at 100.00	AA	329,130
1,900	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB–	1,971,440
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
1,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	Baa3	1,046,210
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
4,985	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	Baa3	5,401,846
	Terminal Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (Alternative Minimum
	Tax) (UB) (5)
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	597,178
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
76,770	Total New York			79,822,262
	North Carolina – 0.5% (0.4% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,304,062
	Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 17.242%, 1/15/42 (IF)
970	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,	6/18 at 100.00	BBB	1,007,064
	Meredith College, Series 2008A, 6.000%, 6/01/31
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
30	6.000%, 6/01/31 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (6)	31,979
1,000	6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB (6)	1,067,620
2,940	Total North Carolina			3,410,725
	North Dakota – 0.2% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,199,680
	Project, Series 2013, 7.750%, 9/01/38 (4)
	Ohio – 6.5% (5.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.875%, 6/01/30	6/17 at 100.00	Caa1	9,140,700
6,875	5.750%, 6/01/34	6/17 at 100.00	Caa1	6,270,206
2,005	6.500%, 6/01/47	6/17 at 100.00	B–	1,975,266
9,500	5.875%, 6/01/47	6/17 at 100.00	B–	8,739,050
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Caa1	5,199,051
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center	12/22 at 100.00	N/R	1,450,980
	Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43
2,000	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	Caa1	1,922,060
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,365,809
	2010B, 6.000%, 12/01/30
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	C	1,142,316
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	C	827,160
	Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20)
	(Alternative Minimum Tax)
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	AA–	1,586,150
	Obligated Group, Tender Option Bond Trust 2015-XF0105, 18.148%, 1/01/39 (IF)
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	C	1,223,040
	Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)
255	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	C	105,491
	Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	2,765,100
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/17 at 100.00	Ba3	2,945,190
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,978,460
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	60
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
61,910	Total Ohio			48,636,089
	Oklahoma – 0.3% (0.2% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,299,420
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.9% (2.2% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
500	6.750%, 11/01/24	11/19 at 100.00	Caa1	517,125
2,000	6.875%, 5/01/30	11/19 at 100.00	Caa1	1,971,560
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	C	1,033,775
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 0.000%, 4/01/41
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	C	413,510
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
835	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R (6)	875,289
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Pre-refunded 11/01/17)
	(Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	4/17 at 100.00	N/R	2,011,860
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,443,361
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (6)	285,078
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.723%,
	8/01/38 (Pre-refunded 8/01/20) (IF) (5)
4,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/17 at 100.00	Ba3	4,065,990
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
4,250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	BB–	4,296,070
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R	2,824,250
	Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	Ba1	546,547
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/36
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	Ba1	1,013,520
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012B,
	6.250%, 7/01/23
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,	5/24 at 100.00	BB	183,544
	Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28
22,985	Total Pennsylvania			21,481,479
	Rhode Island – 0.5% (0.4% of Total Investments)
1,000	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R (6)	1,241,970
	Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,025,620
	12/01/28 (Alternative Minimum Tax)
21,160	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	1,604,351
	Series 2007A, 0.000%, 6/01/52
23,160	Total Rhode Island			3,871,941
	South Carolina – 2.0% (1.6% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	11/17 at 100.00	N/R	1,198,360
	Series 2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,041,674
	Series 2007B, 7.700%, 11/01/17 (4)
1,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	11/24 at 100.00	N/R	1,100,740
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	BBB+	1,458,664
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,250	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	12/26 at 100.00	A+	10,297,748
	2016B, 5.000%, 12/01/46 (UB)
18,977	Total South Carolina			15,097,186
	Tennessee – 3.6% (2.8% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,322,020
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
14,835	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A3	16,146,859
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%,
	7/01/46 (UB) (5)
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,858,926
960	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	No Opt. Call	N/R	839,971
	Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46
24,819	Total Tennessee			27,167,776
	Texas – 7.0% (5.5% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	7/17 at 100.00	BB	1,976,680
	Series 2006B, 5.750%, 1/01/34
4,005	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	N/R	40
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District	9/22 at 103.00	N/R	999,460
	Phase 1 Project, Series 2014, 7.000%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (6)	1,195,170
250	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (6)	291,803
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	B+	2,182,803
2,000	9.000%, 2/15/38	2/18 at 100.00	B+	2,081,180
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%,	12/25 at 100.00	AA+	4,689,915
	12/01/48 (UB) (5)
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BBB– (6)	3,064,608
	Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	515,741
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,119,960
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	1,526,010
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/17 at 100.00	B3	585,913
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
890	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	2/17 at 100.00	N/R	899,496
	6.000%, 2/15/36
3,760	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	2/17 at 100.00	N/R	3,878,741
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/17 at 100.00	N/R	1,331,144
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	1,034,840
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
2,000	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	1,895,420
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	No Opt. Call	BBB–	1,033,280
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/44
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	1,038,870
	Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University –
	San Antonio Project, Series 2016A, 5.000%, 4/01/48
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	9/21 at 100.00	AA–	3,500,010
	2016-XG0036, 18.374%, 9/01/41 (IF)
335	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A– (6)	349,640
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	No Opt. Call	N/R	1,600,000
	Home Inc., Series 2012, 7.000%, 12/15/32 (4)
300	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North	3/24 at 102.00	N/R	283,764
	Improvement Area, Series 2016, 5.750%, 9/15/36
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	N/R	20
	LLC Project, Series 2003B, 6.150%, 8/01/22 (4)
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	4,435,280
	Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)
2,810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	BBB–	3,180,780
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,144,340
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	5,153,670
860	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	6/17 at 100.00	BB	844,451
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
110	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB	124,460
	Manor, Series 2010, 7.000%, 11/01/30
440	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	N/R (6)	520,010
	Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	C	3
	Company, Series 20003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)
54,890	Total Texas			52,477,502
	Utah – 1.7% (1.3% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,200	6.250%, 6/15/28	6/17 at 100.00	N/R	1,206,168
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,435,949
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,801,168
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High	5/21 at 100.00	N/R	2,174,733
	School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,613,159
	2007A, 5.800%, 6/15/38
11,850	Total Utah			12,231,177
	Vermont – 0.7% (0.5% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of	6/26 at 100.00	A–	3,654,252
	Vermont Medical Center Project, Series 2016B, 5.000%, 12/01/46 (UB) (5)
1,155	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	N/R	1,168,202
	Project, Series 2011A, 6.250%, 1/01/41
4,555	Total Vermont			4,822,454
	Virginia – 0.6% (0.4% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/17 at 100.00	N/R	491,612
	Series 2003B, 6.250%, 3/01/18 (16)
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	3,504,132
	Revenue Bonds, Series 2009B, 0.000%, 10/01/38 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
80	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	89,830
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	139,231
10,372	Total Virginia			4,224,805
	Washington – 1.4% (1.1% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,203,739
	Services Project, Tender Option Bond Trust 2016-XL0006, 17.962%, 6/01/34 (IF) (5)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	658,520
	Services Project, Tender Option Bond Trust 2016-XL0007, 17.962%, 6/01/39 (IF) (5)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,456,288
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley	No Opt. Call	N/R	955,630
	Hospital, Series 2015A, 6.250%, 12/01/45
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue	6/17 at 100.00	N/R	1,002,480
	Bonds, Series 2007, 5.600%, 6/01/37 (Alternative Minimum Tax)
355	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	351,667
	Series 2013, 5.750%, 4/01/43
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,271
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	1,040,090
	Project, Series 2012A, 6.750%, 10/01/47
9,885	Total Washington			10,683,685
	West Virginia – 0.3% (0.2% of Total Investments)
1,443	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	No Opt. Call	N/R	1,459,133
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R (6)	508,450
	Financing District, Series 2007A, 5.850%, 6/01/34 (Pre-refunded 6/01/17)
1,943	Total West Virginia			1,967,583
	Wisconsin – 1.4% (1.1% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	31,637
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	2,006,440
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,754,858
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	No Opt. Call	N/R	839,188
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	313,878
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	4/25 at 100.00	BB–	1,084,762
	Series 2015, 5.875%, 4/01/45
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	4/19 at 100.00	AA–	1,209,640
	Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 17.037%, 4/01/39 (IF) (5)
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,277,160
	North Carolina, Series 2012A, 8.625%, 6/01/47
1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	942,949
	North Carolina, Series 2016, 6.000%, 6/01/49
9,905	Total Wisconsin			10,460,512
$ 1,014,798	Total Municipal Bonds (cost $930,927,029)			939,639,845

Shares	Description (1)			Value
	COMMON STOCKS – 1.4% (1.1% of Total Investments)
	Airlines – 1.4% (1.1% of Total Investments)
227,514	American Airlines Group Inc., (17)			$ 10,067,495
	Total Common Stocks (cost $6,316,916)			10,067,495

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.3% (1.0% of Total Investments)
	Equity Real Estate Investment Trusts – 1.3% (1.0% of Total Investments)
$ 9,470	AAF HLG/FIN, PIK, 144A	12.000%	7/01/19	N/R	$ 9,801,283
	Transportation – 0.0% (0.0% of Total Investments)
27	Las Vegas Monorail Company, Senior Interest Bonds (8), (18)	5.500%	7/15/19	N/R	16,334
7	Las Vegas Monorail Company, Senior Interest Bonds (8), (18)	5.500%	7/15/55	N/R	3,566
34	Total Transportation				19,900
$ 9,504	Total Corporate Bonds (cost $9,168,076)				9,821,183
	Total Long-Term Investments (cost $946,412,021)				959,528,523
	Floating Rate Obligations – (20.2)%				(150,760,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (11.6)% (19)				(87,000,000)
	Other Assets Less Liabilities – 3.3%				25,084,486
	Net Assets Applicable to Common Shares – 100%				$ 746,853,009

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$939,120,562	$519,283	$939,639,845
Common Stocks	10,067,495	—	—	10,067,495
Corporate Bonds	—	9,801,283	19,900	9,821,183
Total	$10,067,495	$948,921,845	$539,183	$959,528,523

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $791,457,719.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$ 75,554,664
Depreciation	(58,241,130)
Net unrealized appreciation (depreciation) of investments	$ 17,313,534

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s
Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s,
Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(7)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25%
effective May 11, 2016.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 9.000%
to 6.750%.
(10)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to
3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.
(11)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to
1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(12)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(13)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to
5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from
5.700% to 4.275%.
(14)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250%
to 2.100%.
(15)	On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000%
to 4.200%.
(16)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
6.250% to 4.688%.
(17)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(18)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18,
2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019 and therefore began accruing income on the
Fund’s records.
(19)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 9.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
PIK	All or a portion of this security is payment-in-kind.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017